Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Realized (losses) relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (4,442)	$ (4,080)	$ (27,344)	$ (7,047)
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	1,053	(5,190)	31,276	(23,886)
Realized and unrealized gains (losses) on derivative instruments	(3,389)	(9,270)	3,932	(30,933)
Interest rate swap agreements
Realized (losses) relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(4,353)	(3,879)	(9,271)	(6,556)
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	1,323	(5,251)	31,579	(24,063)
Foreign currency forward contracts
Realized (losses) relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	0	0	(241)
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	0	53	0	255
Forward freight agreements
Realized (losses) relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(89)	(201)	(61)	(250)
Unrealized gains (losses) relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (270)	$ 8	$ (303)	$ (78)